Summary of Significant Accounting Policies (Details) - Schedule of Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule of Asset Retirement Obligations [Abstract]
Asset retirement obligations as of beginning of the year	$ 0
Liabilities acquired on December 18, 2015 (Acquisition)	105,000
Accretion of discount (December 18, 2015 to December 31, 2015)	459
Asset retirement obligations as of end of the year	$ 105,459